Related Party Transactions - Schedule of Related Party Balances (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Wenzao Huang [Member]
Schedule of Related Party Balances [Line Items]
Due to related parties	$ 858,911	$ 280,541
Lihui Xu [Member]
Schedule of Related Party Balances [Line Items]
Due to related parties		1,330
Due from related parties	18,985
Xiaolong Chen [Member]
Schedule of Related Party Balances [Line Items]
Due from related parties	25,097	5,807
Yunjun Huang [Member]
Schedule of Related Party Balances [Line Items]
Due from related parties	9,502	2,173
Lianken [Member]
Schedule of Related Party Balances [Line Items]
Due from related parties	1,160	1,169
Tianhua [Member]
Schedule of Related Party Balances [Line Items]
Due from related parties	1,160	1,169
Xingcan [Member]
Schedule of Related Party Balances [Line Items]
Due from related parties	1,160	1,169
Weibo [Member]
Schedule of Related Party Balances [Line Items]
Due from related parties	1,160	1,169
Related Party [Member]
Schedule of Related Party Balances [Line Items]
Due to related parties	858,911	281,871
Due from related parties	$ 58,224	$ 12,656